UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3568
Managed Assets Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.                  SCHEDULE OF INVESTMENTS

MANAGED ASSETS TRUST

FORM N-Q

MARCH 31, 2005

MANAGED ASSETS TRUST
Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 64.0%
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.7%
56,008	Ford Motor Co.	$634,571
22,840	General Motors Corp.	671,267
10,588	Harley-Davidson, Inc.	611,563
		1,917,401
Hotels, Restaurants & Leisure - 1.2%
13,612	Carnival Corp.	705,238
12,840	Marriott International, Inc., Class A Shares	858,482
35,306	McDonald’s Corp.	1,099,429
6,609	Starbucks Corp. (a)	341,421
3,024	Starwood Hotels & Resorts Worldwide, Inc.	181,531
4,703	Yum! Brands, Inc.	243,662
		3,429,763
Household Durables - 0.5%
1,444	The Black & Decker Corp.	114,061
9,630	Fortune Brands, Inc.	776,467
8,282	Pulte Homes, Inc.	609,804
		1,500,332
Internet & Catalog Retail - 0.2%
14,885	eBay Inc. (a)	554,615
Leisure Equipment & Products - 0.2%
16,328	Eastman Kodak Co.	531,477
Media - 2.3%
36,319	Comcast Corp., Class A Shares (a)(b)	1,226,856
8,056	Gannett Co., Inc.	637,068
8,230	Lamar Advertising Co., Class A Shares (a)	331,587
30,427	News Corp., Class A Shares	514,825
103,766	Time Warner Inc. (a)	1,821,093
13,798	Viacom Inc., Class B Shares	480,584
52,664	The Walt Disney Co.	1,513,037
		6,525,050
Multi-Line Retail - 1.2%
7,819	Costco Wholesale Corp.	345,444
4,483	Federated Department Stores, Inc.	285,298
4,844	Target Corp.	242,297
52,064	Wal-Mart Stores, Inc.	2,608,927
		3,481,966

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE
Specialty Retail - 1.9%
2,060	AutoZone, Inc. (a)	$176,542
11,079	Best Buy Co., Inc.	598,377
16,588	Borders Group, Inc.	441,572
5,517	GameStop Corp., Class B Shares (a)	123,029
57,789	The Home Depot, Inc.	2,209,851
16,784	Limited Brands	407,851
6,851	Lowe’s Cos., Inc.	391,124
8,506	Staples, Inc.	267,344
25,629	Toys “R” Us, Inc. (a)	660,203
		5,275,893
Textiles & Apparel - 0.4%
2,525	Jones Apparel Group, Inc.	84,562
13,925	NIKE, Inc., Class B Shares	1,160,092
		1,244,654
	TOTAL CONSUMER DISCRETIONARY	24,461,151
CONSUMER STAPLES - 5.2%
Beverages - 1.5%
4,432	Brown-Forman Corp., Class B Shares	242,652
36,918	The Coca-Cola Co.	1,538,373
7,645	Coca-Cola Enterprises Inc.	156,875
6,050	Molson Coors Brewing Co., Class B Shares	466,878
34,384	PepsiCo, Inc.	1,823,384
		4,228,162
Food & Drug Retailing - 0.7%
11,633	CVS Corp.	612,128
13,688	SUPERVALU Inc.	456,495
19,883	Walgreen Co.	883,203
		1,951,826
Food Products - 0.9%
41,549	Archer-Daniels-Midland Co.	1,021,274
6,026	Hormel Foods Corp.	187,469
3,549	Kellogg Co.	153,565
36,154	Sara Lee Corp.	801,173
14,005	Smithfield Foods, Inc. (a)	441,858
		2,605,339
Household Products - 1.1%
5,750	Colgate-Palmolive Co.	299,978
8,611	Kimberly-Clark Corp.	566,001
44,556	The Procter & Gamble Co.	2,361,468
		3,227,447

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited)(continued)	March 31, 2005

SHARES	SECURITY	VALUE
Personal Products - 0.2%
8,411	The Gillette Co.	$424,587
Tobacco - 0.8%
34,569	Altria Group, Inc.	2,260,467
	TOTAL CONSUMER STAPLES	14,697,828
ENERGY - 5.4%
Energy Equipment & Services - 0.7%
8,383	Baker Hughes Inc.	372,960
7,077	Halliburton Co.	306,080
11,645	Schlumberger Ltd.	820,740
7,657	Transocean Inc. (a)	394,029
		1,893,809
Oil & Gas - 4.7%
5,200	Anadarko Petroleum Corp.	395,720
15,000	Burlington Resources Inc.	751,050
33,772	ChevronTexaco Corp.	1,969,245
11,958	ConocoPhillips	1,289,551
5,596	Devon Energy Corp.	267,209
108,102	Exxon Mobil Corp.	6,442,879
6,989	Kerr-McGee Corp.	547,448
11,117	Marathon Oil Corp.	521,610
6,700	Occidental Petroleum Corp.	476,839
2,778	Sunoco, Inc.	287,579
6,578	Valero Energy Corp.	481,970
		13,431,100
	TOTAL ENERGY	15,324,909
FINANCIALS - 12.8%
Banks - 3.5%
81,680	Bank of America Corp.	3,602,088
10,732	Comerica Inc.	591,119
69	First Horizon National Corp.	2,815
7,512	KeyCorp	243,764
6,425	Marshall & Ilsley Corp.	268,244
23,293	National City Corp.	780,315
24,268	U.S. Bancorp	699,404
37,954	Wachovia Corp.	1,932,238
4,665	Washington Mutual, Inc.	184,267
29,018	Wells Fargo & Co.	1,735,276
		10,039,530

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Diversified Financials - 5.5%
25,529	American Express Co. (b)	$1,311,425
12,680	The Bear Stearns Cos. Inc.	1,266,732
14,913	Capital One Financial Corp.	1,115,045
14,866	CIT Group Inc.	564,908
19,036	Countrywide Financial Corp.	617,909
32,849	E*TRADE Financial Corp. (a)	394,188
18,579	Fannie Mae	1,011,627
5,010	Franklin Resources, Inc.	343,936
12,609	Freddie Mac	796,889
11,958	The Goldman Sachs Group, Inc.	1,315,260
78,119	JPMorgan Chase & Co.	2,702,917
10,548	Lehman Brothers Holdings Inc.	993,200
7,113	MBNA Corp.	174,624
16,698	Merrill Lynch & Co., Inc.	945,107
20,998	Morgan Stanley	1,202,135
10,583	Principal Financial Group, Inc.	407,340
21,880	Providian Financial Corp. (a)	375,461
		15,538,703
Insurance - 3.8%
5,050	ACE Ltd.	208,413
9,150	AFLAC Inc.	340,929
23,129	The Allstate Corp.	1,250,354
9,864	Ambac Financial Group, Inc.	737,334
46,436	American International Group, Inc.	2,573,019
5,214	Aon Corp.	119,088
11,015	The Chubb Corp.	873,159
3,647	The Hartford Financial Services Group, Inc.	250,038
2,492	Jefferson-Pilot Corp.	122,233
3,328	Lincoln National Corp.	150,226
8,918	Marsh & McLennan Cos., Inc.	271,285
12,515	MetLife, Inc.	489,336
6,337	MGIC Investment Corp.	390,803
9,721	The Progressive Corp.	891,999
28,930	Prudential Financial, Inc.	1,660,582
4,762	WellPoint Inc. (a)	596,917
		10,925,715
	TOTAL FINANCIALS	36,503,948

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
HEALTHCARE - 8.0%
Biotechnology - 1.0%
22,235	Amgen Inc. (a)	$1,294,299
11,225	Biogen Idec Inc. (a)	387,375
7,054	Genentech, Inc. (a)	399,327
17,808	Gilead Sciences, Inc. (a)	637,526
		2,718,527
Healthcare Equipment & Supplies - 0.8%
4,203	Becton, Dickinson & Co.	245,539
14,235	Boston Scientific Corp. (a)	416,943
20,444	Medtronic, Inc.	1,041,622
8,826	Zimmer Holdings, Inc. (a)	686,751
		2,390,855
Healthcare Providers & Services - 1.6%
8,918	Aetna Inc.	668,404
6,002	AmerisourceBergen Corp.	343,855
2,898	Cardinal Health, Inc.	161,708
10,822	Caremark Rx, Inc. (a)	430,499
6,580	CIGNA Corp.	587,594
21,834	Humana Inc. (a)	697,378
18,639	UnitedHealth Group Inc.	1,777,788
		4,667,226
Pharmaceuticals - 4.6%
26,184	Abbott Laboratories	1,220,698
32,239	Bristol-Myers Squibb Co.	820,805
15,248	Eli Lilly and Co.	794,421
11,998	Forest Laboratories, Inc. (a)	443,326
1,503	Hospira, Inc. (a)	48,502
17,385	IVAX Corp. (a)	343,701
49,789	Johnson & Johnson	3,343,829
4,825	Medco Health Solutions, Inc. (a)	239,175
36,890	Merck & Co., Inc.	1,194,129
127,498	Pfizer Inc.	3,349,373
24,504	Schering-Plough Corp.	444,748
15,864	Wyeth	669,144
		12,911,851
	TOTAL HEALTHCARE	22,688,459

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.4%
10,216	The Boeing Co.	$597,227
9,171	General Dynamics Corp.	981,756
10,625	Lockheed Martin Corp.	648,762
13,960	Northrop Grumman Corp.	753,561
8,615	United Technologies Corp.	875,801
		3,857,107
Air Freight & Couriers - 0.5%
19,243	United Parcel Service, Inc., Class B Shares	1,399,736
Building Products - 0.2%
12,565	Masco Corp.	435,629
Commercial Services & Supplies - 0.3%
4,600	Avery Dennison Corp.	284,878
18,666	Cendant Corp.	383,400
4,415	Fiserv, Inc. (a)	175,717
		843,995
Electrical Equipment - 0.3%
4,560	Energizer Holdings, Inc. (a)	272,688
15,618	Thomas & Betts Corp. (a)	504,461
		777,149
Industrial Conglomerates - 3.1%
9,076	3M Co.	777,723
175,106	General Electric Co.	6,314,322
14,320	Honeywell International Inc.	532,847
35,733	Tyco International Ltd.	1,207,775
		8,832,667
Machinery - 1.4%
15,616	Danaher Corp.	834,051
12,441	Deere & Co.	835,164
3,470	Eaton Corp.	226,938
10,421	Ingersoll-Rand Co., Class A Shares	830,033
12,313	PACCAR Inc.	891,338
8,110	Parker Hannifin Corp.	494,061
		4,111,585
Road & Rail - 0.4%
14,003	Burlington Northern Santa Fe Corp.	755,182
12,858	CSX Corp.	535,535
		1,290,717
	TOTAL INDUSTRIALS	21,548,585

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 2.1%
114,038	Cisco Systems, Inc. (a)	$2,040,140
29,606	Comverse Technology, Inc. (a)	746,663
22,787	Corning Inc. (a)	253,619
74,755	Motorola, Inc.	1,119,083
17,787	Polycom, Inc. (a)	301,490
25,068	QUALCOMM Inc.	918,742
17,927	Scientific-Atlanta, Inc.	505,900
		5,885,637
Computers & Peripherals - 2.7%
12,992	Apple Computer, Inc. (a)	541,377
42,209	Dell Inc. (a)	1,621,670
41,792	EMC Corp. (a)	514,877
51,373	Hewlett-Packard Co.	1,127,124
30,245	International Business Machines Corp.	2,763,788
2,184	Lexmark International, Inc., Class A Shares (a)	174,654
18,670	NCR Corp. (a)	629,926
59,428	Sun Microsystems, Inc. (a)	240,089
		7,613,505
Electronic Equipment & Instruments - 0.3%
16,515	Jabil Circuit, Inc. (a)	471,008
10,183	Waters Corp. (a)	364,449
		835,457
Internet Software & Services - 0.2%
22,377	Yahoo! Inc. (a)	758,580
IT Consulting & Services - 0.1%
8,454	Computer Sciences Corp. (a)	387,616
Semiconductor Equipment & Products - 1.7%
30,371	Advanced Micro Devices, Inc. (a)	489,580
6,487	Analog Devices, Inc.	234,440
109,046	Intel Corp.	2,533,139
3,428	KLA-Tencor Corp. (a)	157,722
5,372	Maxim Integrated Products, Inc.	219,554
36,129	Micron Technology, Inc. (a)	373,574
33,941	Texas Instruments Inc.	865,156
		4,873,165

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 2.5%
11,877	Adobe Systems, Inc.	$797,778
24,088	Autodesk, Inc. (a)	716,859
84	Computer Associates International, Inc.	2,276
3,666	Electronic Arts Inc. (a)	189,826
159,972	Microsoft Corp.	3,866,523
84,751	Oracle Corp. (a)	1,057,693
19,509	VERITAS Software Corp. (a)	452,999
		7,083,954
	TOTAL INFORMATION TECHNOLOGY	27,437,914
MATERIALS - 2.4%
Chemicals - 1.1%
19,810	The Dow Chemical Co.	987,529
7,393	E.I. du Pont de Nemours & Co.	378,817
12,710	Ecolab Inc.	420,065
19,406	Monsanto Co.	1,251,687
		3,038,098
Containers & Packaging - 0.4%
7,716	Ball Corp.	320,060
17,960	Pactiv Corp. (a)	419,366
9,562	Sealed Air Corp. (a)	496,650
		1,236,076
Metals & Mining - 0.6%
37,591	Alcoa Inc.	1,142,390
7,010	Newmont Mining Corp.	296,173
4,540	Nucor Corp.	261,322
		1,699,885
Paper & Forest Products - 0.3%
6,300	Georgia-Pacific Corp.	223,587
8,532	International Paper Co.	313,892
3,635	Weyerhaeuser Co.	248,998
		786,477
	TOTAL MATERIALS	6,760,536
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
53,725	AT&T Corp.	1,007,344
26,909	BellSouth Corp.	707,438
19,611	CenturyTel, Inc.	644,025
69,222	SBC Communications Inc.	1,639,869
45,891	Verizon Communications Inc.	1,629,130
		5,627,806

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Wireless Telecommunication Services - 0.2%
10,766	Nextel Communications, Inc., Class A Shares (a)	$305,970
10,718	Nextel Partners, Inc., Class A Shares (a)	235,367
		541,337
	TOTAL TELECOMMUNICATION SERVICES	6,169,143
UTILITIES - 2.2%
Electric Utilities - 1.9%
45,907	The AES Corp. (a)	751,957
22,628	American Electric Power Co., Inc.	770,710
16,944	Constellation Energy Group	876,005
16,862	Edison International	585,449
20,414	Exelon Corp.	936,798
19,243	FirstEnergy Corp.	807,244
4,809	Public Service Enterprise Group Inc.	261,561
9,894	The Southern Co.	314,926
		5,304,650
Gas Utilities - 0.3%
10,895	Kinder Morgan, Inc.	824,752
4,433	National Fuel Gas Co.	126,739
		951,491
	TOTAL UTILITIES	6,256,141
	TOTAL COMMON STOCK
	(Cost - $162,556,509)	181,848,614
CONVERTIBLE PREFERRED STOCK - 2.1%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.7%
16,000	Ford Motor Co. Capital Trust II, 6.500% Cumulative Trust
	Preferred Securities	725,440
	General Motors Corp., Sr. Debentures:
37,000	5.250% Series B	691,160
33,000	6.250% Series C	686,400
		2,103,000
Containers and Packaging - 0.1%
4,000	Amcor Ltd., 7.250% PRIDESSM	226,000
Household Durables - 0.4%
21,000	Newell Financial Trust I, 5.250% Cumulative QUIPSSM	966,000
Media - 0.3%
10,500	Tribune Co., 2.000% PHONESSM	937,178
	TOTAL CONSUMER DISCRETIONARY	4,232,178

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 0.4%
Banks - 0.3%
3,000	Washington Mutual Capital Trust I, 5.375% Cumulative	$156,450
13,000	Washington Mutual, Inc., 5.375% Cumulative (c)	688,597
		845,047
Real Estate Investment Trusts - 0.1%
7,000	Equity Office Properties Trust, 5.250% Cumulative, Series B	356,090
	TOTAL FINANCIALS	1,201,137
UTILITIES - 0.2%
Electric Utilities - 0.2%
10,000	CalEnergy Capital Trust II , 6.250% Trust Preferred Securities	492,500
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost - $6,028,467)	5,925,815

FACE AMOUNT
U.S. GOVERNMENT OBLIGATIONS - 7.8%
$2,082,000	U.S. Treasury Bonds, 5.375% due 2/15/31	2,269,788
	U.S. Treasury Notes:
2,080,000	5.875% due 11/15/05	2,113,964
2,068,000	5.625% due 5/15/08	2,168,089
3,300,000	3.250% due 8/15/08	3,221,628
500,000	3.375% due 12/15/08	488,477
3,200,000	3.625% due 7/15/09	3,139,126
400,000	3.500% due 2/15/10	388,360
6,225,000	5.750% due 8/15/10	6,682,152
1,705,000	4.000% due 2/15/15	1,638,665
	TOTAL U.S. GOVERNMENT OBLIGATIONS
	(Cost - $22,813,291)	22,110,249
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%
U.S. Government Agency Notes and Bonds - 2.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
500,000	Medium-Term Notes, 2.900% due 2/27/19 (d)	496,994
	Reference Notes:
6,000,000	2.125% due 11/15/05	5,951,502
500,000	4.875% due 11/15/13	502,985
1,000,000	Federal National Mortgage Association (FNMA),
	Benchmark Notes, 1.750% due 6/16/06	976,062
		7,927,543

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	SECURITY		VALUE
U.S. Government Agency Mortgage Pass-Throughs - 0.5%
		Federal National Mortgage Association (FNMA):
$498,528		6.000% due 1/1/13	$515,202
30,999		6.500% due 12/1/27	32,323
118,563		6.000% due 3/1/28	121,623
8,669		6.000% due 4/1/28	8,898
97,919		6.000% due 5/1/28	100,447
66,202		6.000% due 6/1/28	67,911
102,152		6.000% due 7/1/28	104,789
329,196		5.500% due 8/1/28	331,618
128,568		6.000% due 8/1/28	131,887
		Government National Mortgage Association (GNMA)
23,274		9.000% due 11/15/19	25,540
7,184		9.500% due 1/15/20	8,009
			1,448,247
		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
		(Cost - $9,379,924)	9,375,790

	RATINGS (e)
CORPORATE BONDS AND NOTES - 15.0%
CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.3%
600,000	BBB	DaimlerChrylser North America Holding Corp., Notes,
		7.300% due 1/15/12	655,091
400,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	362,812
			1,017,903
Media - 2.3%
2,000,000	BBB	Comcast Cable Communications, Inc., Notes, 8.875% due 5/1/17 (b)	2,530,272
700,000	BBB-	Cox Communications Inc., Notes, 7.125% due 10/1/12	764,532
800,000	BB+	Liberty Media Corp., Sr. Notes, 3.990% due 9/17/06 (d)	810,824
2,000,000	BBB+	Time Warner, Inc., Guaranteed Debentures, 7.625% due 4/15/31	2,356,774
			6,462,402
		TOTAL CONSUMER DISCRETIONARY	7,480,305
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
600,000	A	PepsiAmericas Inc., Notes, 4.875% due 1/15/15	588,447
Tobacco - 0.3%
700,000	BBB	Altria Group, Inc., Notes, 5.625% due 11/4/08	720,715
		TOTAL CONSUMER STAPLES	1,309,162

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (e)	SECURITY	VALUE
ENERGY - 0.4%
Oil and Gas - 0.4%
$300,000	BBB+	Anadarko Finance Co., Sr. Notes, Series B, 6.750% due 5/1/11	$330,623
200,000	A-	Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07	192,858
400,000	BBB	Devon Financing Corp. ULC, Guaranteed Debentures,
		7.875% due 9/30/31	499,818
200,000	BBB+	Kinder Morgan Energy Partners, Notes, 5.125% due 11/15/14	194,956
		TOTAL ENERGY	1,218,255
FINANCIALS - 7.4%
Banks - 1.4%
700,000	AA-	ABN AMRO Bank NV, Sr. Notes, 2.834% due 5/11/07 (d)	700,804
500,000	AA-	Bank of America Corp., Sr. Notes, 5.375% due 6/15/14	508,903
300,000	A+	HSBC Bank USA, Sub. Notes, 5.875% due 11/1/34	303,035
300,000	A-	Huntington National Bank, Sr. Notes, 4.650% due 6/30/09	299,984
500,000	A+	Royal Bank of Scotland PLC, Bonds, 5.050% due 1/8/15	497,131
200,000	A+	US Bank NA, Sub. Notes, Series BKNT, 4.950% due 10/30/14	197,829
		Wachovia Bank NA, Sub. Notes:
200,000	A+	4.800% due 11/1/14	194,386
700,000	A+	3.130% due 11/3/14 (d)	708,981
400,000	A-	Washington Mutual Bank, FA, Sub. Notes, 5.650% due 8/15/14	407,684
219,799	NR	Willmington Trust, 9.250% due 1/2/07	131,880
			3,950,617
Diversified Financials - 3.2%
400,000	AA+	AIG SunAmerica Global Finance, Sr. Notes, 5.850% due 8/1/08 (c)	417,221
800,000	A+	American General Finance, Notes, 3.875% due 10/1/09	768,839
520,000	BBB	Capital One Bank, Notes, 5.000% due 6/15/09	522,818
700,000	A	Caterpillar Financial Service Corp., Notes, 4.700% due 3/15/12	690,696
480,000	A	Countrywide Home Loans, Inc., Medium-Term Notes, Series L,
		4.000% due 3/22/11	455,043
		Credit Suisse First Boston (USA), Inc., Notes:
300,000	A+	6.125% due 11/15/11	318,717
600,000	A+	4.875% due 1/15/15	578,855
		Ford Motor Credit Co., Global Landmark SecuritiesTM:
400,000	BBB-	6.500% due 1/25/07	404,228
100,000	BBB-	5.700% due 1/15/10	94,292
1,000,000	BBB-	General Motors Acceptance Corp., Notes, 6.750% due 12/1/14	865,261
300,000	BBB-	Glencore Funding LLC, Guaranteed Debentures,
		6.000% due 4/15/14 (c)	285,785
400,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	411,326
1,100,000	A	Household Finance Corp., Notes, 6.375% due 10/15/11	1,189,923
400,000	A	JPMorgan Chase & Co., Sub. Notes, 5.250% due 5/1/15	399,210

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (e)	SECURITY	VALUE
Diversified Financials - 3.2% (continued)
$500,000	A	Lehman Brothers Holdings Inc., Medium-Term Notes, Series G,
		4.800% due 3/13/14	$483,107
		Merrill Lynch & Co., Inc.:
600,000	A+	Medium-Term Notes, Series C, 4.125% due 9/10/09	585,321
300,000	A+	Notes, Series MTNC, 5.000% due 1/15/15	291,284
200,000	AA	Rabobank Capital Fund Trust III, Subordinated,
		5.254% due 12/31/16 (c)(d)	198,507
			8,960,433
Insurance - 0.6%
100,000	BBB+	GE Global Insurance Holdings, Notes, 7.000% due 2/15/26	107,915
1,000,000	AA+	New York Life Global Funding, Notes, 5.375% due 9/15/13 (c)	1,023,924
600,000	AA	Principal Life Global Funding I, Bonds, 6.125% due 10/15/33 (c)	636,161
			1,768,000
Real Estate - 2.2%
100,000	BBB+	Avalonbay Communities, Notes, 4.950% due 3/15/13	98,525
200,000	BBB-	Colonial Realty LP, Notes, 4.750% due 2/1/10	196,854
200,000	BBB	HRPT Properties Trust, Sr. Notes, 6.250% due 8/15/16	211,770
100,000	A-	Kimco Realty Corp., Medium-Term Notes, Series C,
		2.360% due 8/1/06 (d)	100,111
5,000,000	BBB-	Nationwide Health Properties, Inc., Medium-Term Notes, Series C,
		6.900% due 10/1/37	5,324,090
400,000	BBB-	Pulte Homes Inc., Notes, 5.200% due 2/15/15	378,399
			6,309,749
		TOTAL FINANCIALS	20,988,799
HEALTHCARE - 0.3%
Pharmaceuticals - 0.3%
300,000	BBB+	Anthem, Inc., Bonds, 6.800% due 8/1/12	333,172
500,000	A	Wyeth, Notes, 6.500% due 2/1/34	543,114
		TOTAL HEALTHCARE	876,286
INDUSTRIALS - 0.4%
Aerospace / Defense - 0.4%
400,000	BBB	Lockheed Martin Corp., Debentures, 8.500% due 12/1/29	543,638
500,000	BBB	Northrop Grumman Corp., Notes, 4.079% due 11/16/06	499,549
		TOTAL INDUSTRIALS	1,043,187
MATERIALS - 0.3%
Containers and Packaging - 0.1%
300,000	A+	Bottling Group LLC, Sr. Notes, 4.625% due 11/15/12	295,138
Metals & Mining - 0.1%
300,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	359,676

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (e)	SECURITY	VALUE
Paper & Forest Products - 0.1%
$200,000	BBB	International Paper Co., Notes, 5.300% due 4/1/15	$199,768
		TOTAL MATERIALS	854,582
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
		Deutsche Telekom International Finance BV, Bonds:
800,000	A-	8.250% due 6/15/05	807,756
400,000	A-	8.250% due 6/15/30	524,689
1,000,000	A-	France Telecom S.A., Sr. Notes, 9.250% due 3/1/31	1,320,102
300,000	A	SBC Communications, Notes, 5.100% due 9/15/14	292,945
500,000	BBB-	Sprint Capital Corp., Notes, 8.375% due 3/15/12	585,138
		TOTAL TELECOMMUNICATION SERVICES	3,530,630
UTILITIES - 1.9%
Electric Utilities - 1.6%
300,000	BBB+	Dominion Resources Inc., Sr. Notes, Series F, 5.250% due 8/1/33	299,480
1,100,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	1,100,163
2,000,000	BB-	PSEG Energy Holdings LLC, Sr. Notes, 8.500% due 6/15/11	2,160,000
700,000	AA-	SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (c)	699,210
200,000	BBB-	TransAlta Corp., Sr. Notes, 5.750% due 12/15/13	203,802
			4,462,655
Gas Utilities - 0.3%
200,000	BBB+	Consolidated Natural Gas, Sr. Notes, 5.000% due 12/1/14	195,925
300,000	BBB-	Duke Capital LLC, Sr. Notes, 4.331% due 11/16/06	300,318
300,000	A+	Southern California Gas Co., First Mortgage Bonds, Series II,
		4.375% due 1/15/11	293,599
			789,842
		TOTAL UTILITIES	5,252,497
		TOTAL CORPORATE BONDS AND NOTES
		(Cost - $39,681,582)	42,553,703
CONVERTIBLE CORPORATE BONDS - 4.5%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.4%
25,000	BBB	American Axle & Manufacturing Holdings, Inc., Sr. Notes,
		2.000% due 2/15/24 (c)	19,812
2,280,000	BBB-	Lear Corp., Sr. Notes, zero coupon bond to yield 3.268% due 2/20/22	1,051,650
			1,071,462
Hotels, Restaurants and Leisure - 0.4%
660,000	BBB-	Four Seasons Hotels Inc., Sr. Notes, 1.875% due 7/30/24	755,700
1,050,000	BB+	Royal Caribbean Cruises Ltd., Sr. LYOTM Ns, zero coupon bond
		to yield 4.875% due 2/2/21	556,500
			1,312,200

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (e)	SECURITY	VALUE
Media - 0.9%
		Liberty Media Corp., Sr. Exchangeable Debentures:
$500,000	BB+	0.750% due 3/30/23 (c)	$550,000
650,000	BB+	4.000% due 11/15/29	432,250
750,000	BB+	3.500% due 1/15/31	586,875
850,000	BBB+	The Walt Disney Co., Sr. Notes, 2.125% due 4/15/23	938,187
			2,507,312
Specialty Retail - 0.1%
200,000	BBB-	Best Buy Co., Inc., Sub. Debentures, 2.250% due 1/15/22 (c)	205,250
		TOTAL CONSUMER DISCRETIONARY	5,096,224
ENERGY - 1.3%
Energy Equipment and Services - 1.3%
175,000	A-	Cooper Cameron Corp., Sr. Debentures, 1.500% due 5/15/24 (c)	186,812
915,000	A-	Diamond Offshore Drilling, Inc., Sr. Debentures, 1.500% due 4/15/31	1,076,269
		Global Marine Inc., Debentures:
300,000	A-	Zero coupon bond to yield 3.500% due 6/23/20 (c)	178,500
1,000,000	A-	Zero coupon bond to yield 4.203% due 6/23/20	595,000
500,000	BBB	Halliburton Co., Sr. Notes, 3.125% due 7/15/23 (c)	647,500
900,000	A+	Schlumberger Ltd., Sr. Notes, Series A, 1.500% due 6/1/23	987,750
		TOTAL ENERGY	3,671,831
FINANCIALS - 0.3%
Insurance - 0.3%
1,350,000	AA+	American International Group, Inc., Sr. Debentures,
		zero coupon bond to yield 1.525% due 11/9/31	897,750
HEALTHCARE - 0.6%
Healthcare Providers and Services - 0.4%
		Health Management Associates, Inc., Sr. Sub. Notes:
200,000	BBB+	1.500% due 8/1/23	219,500
800,000	BBB+	1.500% due 8/1/23 (c)	878,000
			1,097,500
Pharmaceuticals - 0.2%
250,000	A	Allergan, Inc., Sr. Notes, zero coupon bond to yield 1.250%
		due 11/6/22 (c)	219,062
		Watson Pharmaceuticals, Inc., Sr. Debentures:
221,000	BBB-	1.750% due 3/15/23	211,055
140,000	BBB-	1.750% due 3/15/23 (c)	133,700
			563,817
		TOTAL HEALTHCARE	1,661,317

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATINGS (e)	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment and Instruments - 0.1%
$440,000	BBB-	Arrow Electronics, Inc., Sr. Debentures, zero coupon bond
		to yield 4.000% due 2/21/21	$235,950
IT Consulting & Services - 0.3%
955,000	BBB-	Electronic Data Systems Corp., Sr. Notes, 3.875% due 7/15/23	947,837
		TOTAL INFORMATION TECHNOLOGY	1,183,787
MATERIALS - 0.0%
Metals and Mining - 0.0%
50,000	BBB+	Placer Dome Inc., Sr. Notes, 2.750% due 10/15/23 (c)	53,750
UTILITIES - 0.1%
Electric Utilities - 0.1%
250,000	BBB	PPL Energy Supply LLC, Sr. Notes, 2.625% due 5/15/23 (c)	281,250
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost - $12,096,630)	12,845,909
SOVEREIGN DEBT - 0.2%
Canada - 0.2%
500,000	AAA	Canada Mortgage & Housing Corp., Notes, 3.375% due 12/1/08
		(Cost - $499,006)	485,295
ASSET-BACKED SECURITIES - 2.0%
500,000	AAA	Chase Funding Mortgage Loan, Series 2002-2, Class 1A5,
		5.833% due 4/25/32	513,753
5,000,000	AAA	PP&L Transition Bond Co. LLC, Series 1999-1, Class A7,
		7.050% due 6/25/09	5,226,293
		TOTAL ASSET-BACKED SECURITIES
		(Cost - $5,521,506)	5,740,046
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
1,150,000	AAA	Bank of America Commercial Mortgage, Inc.,
		Series 2004-6, Class AJ, 4.870% due 12/10/42 (d)	1,125,229
920,000	AAA	GE Capital Commercial Mortgage Corp, Series 2005-C1, Class AJ,
		4.826% due 6/10/48 (d)	896,217
		JPMorgan Chase Commerical Mortgage Securities:
2,000,000	Aaa*	Series 2004-C3, Class AJ, 4.922% due 1/15/42 (d)	1,962,351
375,000	AAA	Series 2005-LDP1, Class A4, 5.038% due 3/15/46 (d)	372,615
520,000	AAA	Morgan Stanley Capital I Inc., Series 2005-IQ9, Class A4,
		4.660% due 7/15/56	522,304
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $4,989,305)	4,878,716
		SUB-TOTAL INVESTMENTS
		(Cost - $263,566,220)	285,764,137

See Notes to Schedule of Investments.

MANAGED ASSETS TRUST
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 0.1%
U.S. TREASURY BILLS - 0.1%
$280,000	U.S. Treasury Bills, 0.010% due 6/16/05 (Cost - $278,386)	$278,411
	TOTAL INVESTMENTS - 100.7% (Cost - $263,844,606**)	286,042,548
	Liabilities in Excess of Other Assets - (0.7)%	(2,056,118)
	TOTAL NET ASSETS - 100.0%	$283,986,430

(a)          Non-income producing security.

(b)         All or a portion of this security is segregated as collateral for open futures contracts.

(c)          Security is exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)         Variable rate security.

(e)          All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.

**          Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
LYOTMNs	____	Liquid Yield OptionTM Notes - Trademark of Merrill Lynch & Co., Inc.
PHONESSM	____	Participation Hybrid Option Note Exchangeable SecuritiesSM Service Mark of Merrill Lynch & Co., Inc.

PRIDESSM	____	Perpetual Redeemable Income Debt, Exchangeable for StockSM Service Mark of Merrill Lynch & Co., Inc.

QUIPSSM	____	Quarterly Income Preferred SecuritiesSM Service Mark of Goldman Sachs & Co.

See pages 18 and 19 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — Bonds rated “C” are income bonds on which no interest is being paid.

D — Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)— Numerical modifiers 1, 2, and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited)(continued)

A — Bonds rated “A” are judged to have many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C — Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to the Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Managed Assets Trust (“Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities for which no sales price was reported and obligations issued by the U.S. government and its agencies are valued at the mean between the quoted bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources. Securities, other than obligations issued by the U.S. government and its agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts.  The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.  When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to the Schedule of Investments (unaudited)(continued)

2.  Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,595,874
Gross unrealized depreciation	(14,397,932)
Net unrealized appreciation	$22,197,942

At March 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy: S&P 500 Index	15	6/05	$4,554,308	$4,439,625	$(114,683)

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Assets Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	May 27, 2005